Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
ASSETS:
Cash and cash equivalents	$ 1,697		$ 4,595		$ 8,259
Restricted cash	25		25		25
Short term deposits					507
Prepaid expenses	527		335		6
Other current assets	66		24		42
TOTAL CURRENT ASSETS	2,315		4,979		8,839
TOTAL ASSETS	2,525		5,256		9,333
NON-CURRENT ASSETS:
Restricted cash	25		25		25
Long-term deposit	5		5		5
Property and equipment, net	40		49		159
Operating lease right-of-use asset	140		198		305
TOTAL NON-CURRENT ASSETS	210		277		494
CURRENT LIABILITIES:
Trade payables	281		319		240
Current maturities of operating lease liability	108		112		115
Warrants to preferred shares	345		200		3
Employee related obligations	251		207		253
Accrued expenses	1,379		1,358		999
TOTAL CURRENT LIABILITIES	2,364		2,196		1,610
NON-CURRENT LIABILITIES:
Long-term operating lease liability	8		59		156
TOTAL NON-CURRENT LIABILITIES	8		59		156
LIABILITIES:
TOTAL LIABILITIES	2,372		2,255		1,766
COMMITMENTS AND CONTINGENT LIABILITIES
CAPITAL DEFICIENCY:
Ordinary shares, value	1		1		1
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES	15,057		15,057		14,646
Additional paid-in capital	11,398		11,334		11,203
Accumulated deficit	(29,656)		(26,811)		(21,869)
TOTAL CAPITAL DEFICIENCY	(18,257)		(15,476)		(10,665)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	153		3,001		7,567
CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	3,353		3,420		3,586
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	18,410		18,477		18,232
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST NET OF CAPITAL DEFICIENCY	2,525		5,256		9,333
Convertible Series A Preferred Shares
CAPITAL DEFICIENCY:
Preferred Shares, value
Convertible Series A-1 Preferred Shares
CAPITAL DEFICIENCY:
Preferred Shares, value
Convertible Series A-2 Preferred Shares
CAPITAL DEFICIENCY:
Preferred Shares, value
Convertible Series A-3 Preferred Shares
CAPITAL DEFICIENCY:
Preferred Shares, value
Convertible Series A-4 Preferred Shares
CAPITAL DEFICIENCY:
Preferred Shares, value
MORINGA ACQUISITION CORP
ASSETS:
Cash and cash equivalents	17,880		108,278		59,714
Investments held in Trust Account	5,924,118		5,697,632		116,692,038
Prepaid expenses	24,808		28,305		43,853
TOTAL ASSETS	5,966,806		5,834,215		116,795,605
LIABILITIES:
Accrued expenses	55,191		115,560		86,688
Related party	3,346,000		2,861,000		1,190,000
Private warrant liability	27,284		8,531		29,640
TOTAL LIABILITIES	3,428,475		2,985,091		1,306,328
COMMITMENTS AND CONTINGENT LIABILITIES
CAPITAL DEFICIENCY:
Preferred Shares, value
Additional paid-in capital
Accumulated deficit	(3,386,123)		(2,848,844)		(1,203,097)
TOTAL CAPITAL DEFICIENCY	(3,385,787)		(2,848,508)		(1,202,761)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	(3,385,787)		(2,848,508)		(1,202,761)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST NET OF CAPITAL DEFICIENCY	5,966,806		5,834,215		116,795,605
MORINGA ACQUISITION CORP | Class A Ordinary Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTERESTS:
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION	5,924,118		5,697,632		116,692,038
CAPITAL DEFICIENCY:
Ordinary shares, value	336		336		48
MORINGA ACQUISITION CORP | Class B Ordinary Shares
CAPITAL DEFICIENCY:
Ordinary shares, value		[1]		[1],[2]	$ 288

[1]	Less than one US dollar.
[2]	Net of 121,119 treasury shares held by the subsidiary as of June 30, 2024 and December 31, 2023